Financial Instruments and Risk Management (Details 2) - EUR (€) € in Thousands		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total		€ 23,373	€ 19,588
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total		8,174	20,567
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total		1,107	105
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total		1,409	163
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total		9,835	233
Derivate Liability Warrants [Member]
IfrsStatementLineItems [Line Items]
Total	[1]	7,651	15,271
Derivate Liability Warrants [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	[1]
Derivate Liability Warrants [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total	[1]
Derivate Liability Warrants [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total	[1]
Derivate Liability Warrants [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total	[1]
Derivate Liability Warrants [Member] | Contractual Cash Flows [Member]
IfrsStatementLineItems [Line Items]
Total	[1]
Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Total		3,680	1,029
Trade Payables [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total		3,680	1,029
Trade Payables [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total
Trade Payables [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total
Trade Payables [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total
Trade Payables [Member] | Contractual Cash Flows [Member]
IfrsStatementLineItems [Line Items]
Total		3,680	1,029
Amounts Owed To Related Parties [Member]
IfrsStatementLineItems [Line Items]
Total		2,468	801
Amounts Owed To Related Parties [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total		2,468	801
Amounts Owed To Related Parties [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total
Amounts Owed To Related Parties [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total
Amounts Owed To Related Parties [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total
Amounts Owed To Related Parties [Member] | Contractual Cash Flows [Member]
IfrsStatementLineItems [Line Items]
Total		2,468	801
Other Payables [Member]
IfrsStatementLineItems [Line Items]
Total		165	1,687
Other Payables [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total		165	1,687
Other Payables [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total
Other Payables [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total
Other Payables [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total
Other Payables [Member] | Contractual Cash Flows [Member]
IfrsStatementLineItems [Line Items]
Total		165	1,687
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Total		9,409	800
Lease liabilities [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total		1,118	408
Lease liabilities [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total		1,107	105
Lease liabilities [member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total		1,409	163
Lease liabilities [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total		9,835	233
Lease liabilities [member] | Contractual Cash Flows [Member]
IfrsStatementLineItems [Line Items]
Total		13,468	910
Loan Advanced [Member]
IfrsStatementLineItems [Line Items]
Total
Loan Advanced [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total		743	1,371
Loan Advanced [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total
Loan Advanced [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total
Loan Advanced [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total
Loan Advanced [Member] | Contractual Cash Flows [Member]
IfrsStatementLineItems [Line Items]
Total		743	1,371
Total [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total		€ 20,524	€ 5,798

[1]	contractual cash flows for warrants are €nil (liability of €7.7 million) (2021: €15.3 million) because warrants will be settled in shares.